INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS
INTANGIBLE ASSETS

9 INTANGIBLE ASSETS

Accounting policies

Intangible assets

Intangible assets acquired separately from a business combination (including purchased patents, know-how, trademarks, licences and distribution rights) are initially measured at cost. The cost of intangible assets acquired in a material business combination (referred to as acquisition intangibles) is the fair value as at the date of acquisition. Following initial recognition, intangible assets are carried at cost less any accumulated amortisation and any accumulated impairment losses. All intangible assets are amortised on a straight-line basis over their estimated useful economic lives. The estimated useful economic life of an intangible asset ranges between three and 20 years depending on its nature. Internally-generated intangible assets are expensed in the income statement as incurred. Purchased computer software and certain costs of information technology projects are capitalised as intangible assets. Software that is integral to computer hardware is capitalised as plant and equipment.

Contingent consideration

Contingent consideration receivable associated with the sale of product rights and other assets outside of a business combination is recognised at the time of purchase to the extent that the future event upon which the contingent consideration is conditional is within the Group’s control, or to the extent that is it considered to be virtually certain that the contingent consideration will become due. If the contingent consideration is outside of the Group’s control or it cannot be considered virtually certain that it will become due, an asset and corresponding entry in profit and loss is recognised only once it becomes virtually certain that the contingent consideration will become due. Contingent consideration payable associated with the purchase of product rights and other assets outside of a business combination is recognised at the time of sale to the extent that the future event upon which the contingent consideration is conditional is under the control of the seller and it is considered probable that the contingent consideration will become due. Contingent consideration associated within a contingent condition that is within the Group’s control is recognised at the point when the contingent condition is met.

Impairment of intangible assets

The carrying values of intangible assets are reviewed for impairment when events or changes in circumstances indicate the carrying value may be impaired. If any such indication exists, the recoverable amount of the asset is estimated in order to determine the extent of impairment loss. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the CGU to which it belongs. An asset’s recoverable amount is the higher of an asset’s or CGU’s fair value less costs to sell and its value-in-use. In assessing value-in-use, its estimated future cash flow is discounted to its present value using a pre-tax discount rate that reflects the current market assessments of the time value of money and the risks specific to the asset.

In carrying out impairment reviews of intangible assets a number of significant assumptions have to be made when preparing cash flow projections. These include the future rate of market growth, discount rates, the market demand for the products acquired, the future profitability of acquired businesses or products, levels of reimbursement and success in obtaining regulatory approvals. If actual results should differ, or changes in expectations should arise, impairment charges may be required which would adversely impact operating results.

			Customer and
		Product-	distribution
	Technology	related	related	Software	Total
	$ million	$ million	$ million	$ million	$ million
Cost
At 1 January 2016	235	1,864	119	289	2,507
Exchange adjustment	(2)	(20)	2	(8)	(28)
Acquisitions[1]	68	17	–	–	85
Additions	–	24	–	48	72
Disposals	–	(36)	–	–	(36)
At 31 December 2016	301	1,849	121	329	2,600
Exchange adjustment	10	38	1	12	61
Acquisitions[1]	59	2	–	–	61
Additions	–	2	3	63	68
Disposals	(6)	(43)	(5)	(5)	(59)
Transfers	(6)	6	–	4	4
At 31 December 2017	358	1,854	120	403	2,735
Amortisation and impairment
At 1 January 2016	21	759	69	156	1,005
Exchange adjustment	–	(16)	1	(4)	(19)
Charge for the year – amortisation[2]	15	131	10	35	191
Charge for the year – impairment	–	48	–	–	48
Disposals	–	(36)	–	–	(36)
At 31 December 2016	36	886	80	187	1,189
Exchange adjustment	2	21	1	6	30
Charge for the year – amortisation	6	133	15	38	192
Charge for the year – impairment	–	10	–	–	10
Disposals	11	(61)	(3)	(4)	(57)
Transfers	(4)	4	–	–	–
At 31 December 2017	51	993	93	227	1,364
Net book amounts
At 31 December 2017	307	861	27	176	1,371
At 31 December 2016	265	963	41	142	1,411

1

In 2017 this relates to technology and product-related intangibles acquired with the purchase of Rotation Medical, Inc. In 2016 this relates to technology and product related intangibles acquired with the purchase of Blue Belt Technologies Inc. and BST-CarGel.

2	The amortisation charge between technology and product-related intangibles has been restated by $33m with no impact on the total net book value of intangible assets.

Amortisation and impairment of acquisition intangibles is set out below:

	2017	2016
	$ million	$ million
Technology	6	48
Product-related	124	126
Customer and distribution related	10	4
Total	140	178

Group capital expenditure relating to software contracted but not provided for amounted to $nil (2016: $9m). In 2017, a product-related intangible asset was determined to have a value in use below its carrying value, resulting in an impairment charge of $10m being recognised.

In determining the recoverable amount of the Coblation technology asset acquired with the purchase of ArthoCare in 2014, revenue from products utilising this technology was assumed to have a growth rate of 4-5% in the medium term. This supported the carrying value of the Coblation technology asset but a reduction of 4% would give rise to there being no headroom.

In 2016, two product-related intangible assets were determined to have a value in use below their carrying value, resulting in an impairment charge being recognised. The impairment charge primarily relates to $32m from Oasis, calculated using a discount rate of 10.3%, a product right acquired with the Healthpoint acquisition in 2012. The continued reimbursement pressure in 2016 resulted in revenues not increasing at the previously expected rate. The second product-related intangible asset has no residual carrying value.